Investment in joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures

	31.12.2018	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	RMB’000	US$’000
Share of profit/(loss) of joint ventures, net of tax:
Y & C Engine Co., Ltd	17,612	28,484	(44,016)	(6,802)
MTU Yuchai Power Co., Ltd.	(6,882)	594	3,238	500
Eberspaecher Yuchai Exhaust Technology Co., Ltd	—	(9,366)	(19,157)	(2,960)
Other joint ventures.	963	(497)	513	79

	11,693	19,215	(59,422)	(9,183)

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Carrying amount of investments:
Y & C Engine Co., Ltd	176,082	145,599	22,499
MTU Yuchai Power Co., Ltd	59,931	62,217	9,614
Eberspaecher Yuchai Exhaust Technology Co., Ltd (i )	31,794	12,638	1,953
Other joint ventures	6,184	6,666	1,030

	273,991	227,120	35,096

Note:
(i)
Eberspaecher Yuchai was incorporated on December 5, 2018. In March 2019 and December 2019, the Group injected RMB 17.6 million and RMB 23.5 million respectively into Eberspaecher Yuchai as payment of its investment.

Interest in Joint Ventures
The Group has interests in the following joint ventures:

Name of company	Principal activities	Place of incorporation/ business	Group’s effective equity interest
			31.12.2019	31.12.2020
			%	%
Held by subsidiaries

HL Heritage Sdn. Bhd.	Property development and property investment holdings	Malaysia	30.1	30.1

Shanghai Hengshan Equatorial Hotel Management Co., Ltd.	Hotel and property management	People’s Republic of China	24.6	24.6

Y & C Engine Co., Ltd (“Y&C”)	Manufacture and sale of heavy duty diesel engines, spare parts and after-sales services	People’s Republic of China	34.4	34.4

Guangxi Yineng IOT Science & Technology Co., Ltd.	Design, development, management and marketing of an electronic operations management platform	People’s Republic of China	15.3	15.3

MTU Yuchai Power Co., Ltd (“MTU Yuchai Power”)	Manufacture off-road diesel engines	People’s Republic of China	38.2	38.2

Eberspaecher Yuchai Exhaust Technology Co. Ltd (“Eberspaecher Yuchai”)	Application development, production, sales and service on engine exhaust control systems	People’s Republic of China	37.4	37.4

Summarized Financial Information of Joint Ventures and Reconciliation with Carrying Amount of Investment in Consolidated Financial Statements

	31.12.2018
	Y & C	MTU Yuchai Power	Total
	RMB’000	RMB’000	RMB’000
Revenue	1,443,238	160,580	1,603,818
Depreciation and amortization	(45,254)	(3,744)	(48,998)
Interest expense	(24,605)	(1,689)	(26,294)
Profit/(loss) for the year, representing total comprehensive income for the year	43,359	(4,197)	39,162

Proportion of the Group’s ownership	45%	50%

Group’s share of profit/(loss)	19,512	(2,099)
Unrealized profit on transactions with joint venture	(1,900)	(4,783)

Group’s share of profit/(loss) of significant joint ventures	17,612	(6,882)	10,730

Group’s share of profit of other joint ventures, representing the Group’s share of total comprehensive income of other joint ventures			963

Group’s share of profit for the year, representing the Group’s share of total comprehensive income for the year			11,693

	31.12.2019
	Y & C	MTU Yuchai Power	Eberspaecher Yuchai	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Non-current assets	774,046	78,362	24,001	876,409
Current assets
- Cash and bank balances	164,942	9,265	54,567	228,774
- Others	1,060,805	221,482	7,970	1,290,257

Total assets	1,999,793	309,109	86,538	2,395,440

Non-current liabilities	(84,154)	—	—	(84,154)
Current liabilities
- Others	(1,396,116)	(179,680)	(21,651)	(1,597,447)

Total liabilities	(1,480,270)	(179,680)	(21,651)	(1,681,601)

Equity	519,523	129,429	64,887	713,839

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of net assets	233,786	64,714	31,794
Unrealized profit on transactions with joint venture	(57,704)	(4,783)	—

Carrying amount of significant joint ventures	176,082	59,931	31,794	267,807

Carrying amount of other joint ventures				6,184

Carrying amount of the investment in joint ventures				273,991

	31.12.2019
	Y & C	MTU Yuchai Power	Eberspaecher Yuchai	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	2,404,244	178,796	3,509	2,586,549
Depreciation and amortization	(26,099)	(6,379)	(25)	(32,503)
Interest expense	(29,606)	(5,017)	—	(34,623)
Profit/(loss) for the year, representing total comprehensive income for the year	44,484	600	(19,114)	25,970

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of profit/(loss)	20,018	300	(9,366)
Unrealized profit on transactions with joint venture	8,466	294	—

Group’s share of profit/(loss) of significant joint ventures	28,484	594	(9,366)	19,712

Group’s share of loss of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				(497)

Group’s share of profit for the year, representing the Group’s share of total comprehensive income for the year				19,215

	31.12.2020
	Y & C	MTU Yuchai Power	Eberspaecher Yuchai	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Non-current assets	740,423	71,635	45,583	857,641	132,530
Current assets
- Cash and bank balances	160,844	43,056	2,273	206,173	31,860
- Others	1,287,935	266,123	43,895	1,597,953	246,929

Total assets	2,189,202	380,814	91,751	2,661,767	411,319

Non-current liabilities	(417,759)	—	—	(417,759)	(64,556)
Current liabilities
- Others	(1,340,704)	(244,963)	(65,960)	(1,651,627)	(255,223)

Total liabilities	(1,758,463)	(244,963)	(65,960)	(2,069,386)	(319,779)

Equity	430,739	135,851	25,791	592,381	91,540

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of net assets	193,833	67,926	12,638
Unrealized profit on transactions with joint venture	(48,234)	(5,709)	—

Carrying amount of significant joint ventures	145,599	62,217	12,638	220,454	34,066

Carrying amount of other joint ventures				6,666	1,030

Carrying amount of the investment in joint ventures				227,120	35,096

	31.12.2020
	Y & C	MTU Yuchai Power	Eberspaecher Yuchai	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Revenue	3,021,877	307,699	45,966	3,375,542	521,617
Depreciation and amortization	(59,406)	(2,350)	(360)	(62,116)	(9,599)
Interest expense, net	(40,709)	(1,983)	—	(42,692)	(6,597)
Profit/(loss) for the year, representing total comprehensive income for the year	(88,785)	6,421	(39,095)	(121,459)	(18,769)

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of profit/(loss)	(39,953)	3,211	(19,157)
Unrealized profit on transactions with joint venture	(4,063)	27	—

Group’s share of profit/(loss) of significant joint ventures	(44,016)	3,238	(19,157)	(59,935)	(9,262)

Group’s share of loss of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				513	79

Group’s share of profit for the year, representing the Group’s share of total comprehensive income for the year				(59,422)	(9,183)